Employee Benefits - Summary of Employee Benefits (Parenthetical) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Capitalized salaries and wages	$ 23,175	$ 14,130